Trade Receivables, Net (Details) - Schedule of Trade Receivables - Trade receivables [member] - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade receivables
Receivables from third-party customers	¥ 151,601	¥ 116,776
Allowance for ECLs	(7,422)	(5,672)
Total trade receivables	¥ 144,179	¥ 111,104